EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on November 6, 2018 (Accession No. 0001193125-18-319465), to the Prospectus dated May 1, 2018, as supplemented, for the Class IA, IB and K shares of AXA International Value Managed Volatility Portfolio.